INCOME TAXES	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 INCOME TAXES

The Company’s operating subsidiaries are governed by the Income Tax Law (defined hereunder), which concerns Foreign Investment Enterprises and Foreign Enterprises and various local income tax laws (“Income Tax Laws”). We routinely undergo examinations in the jurisdictions in which we operate.

The Company has operations in Singapore, Malaysia, Cambodia, BVI, and China that are subject to taxes in the jurisdictions in which they operate, as follows:

Singapore

WKL Eco Earth Holdings is incorporated in Singapore, and under the current tax laws of Singapore, its standard corporate income tax rate is 17%.

Malaysia

WKL Eco Earth, WKL Green Energy and Evoair Manufacturing (including its 100% subsidiary Evo Air Marketing) are incorporated in Malaysia and are subject to common corporate income tax rate at 24%.

Cambodia

WKL EcoEarth Indochina is incorporated in Cambodia, and under the current tax laws of Cambodia, its standard corporate tax rate is 20%.

BVI

EvoAir International is incorporated in BVI, and a BVI Business Company is exempt from the BVI income tax.

China

WKL Guanzhe is incorporated in China. Under the current tax law in the PRC, WKL Guanzhe is subject to the enterprise income tax rate of 25%.

Due to the Company’s net loss position, there was no provision for income taxes recorded. As a result of the Company’s losses to date, there exists doubt as to the ultimate realization of the deferred tax assets. Accordingly, a valuation allowance equal to the total deferred tax assets has been recorded.

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Six Months Ended
	February 28, 2025	February 29, 2024
US Statutory rate	21%	21%
Effect of reconciling items for tax purposes	(21)%	(21)%

Effective income tax rate	-%	-%

The components of net deferred tax assets are as follows:

	February 28, 2025	August 31, 2024
Net operating loss carry-forward	$45,200,000	$39,400,000
Less: valuation allowance	(45,200,000)	(39,400,000)
Net deferred tax asset	-	-

The Company had net operating loss carry forwards for tax purposes of approximately $45,200,000 at February 28, 2025, and approximately $39,400,000 at August 31, 2024, which may be available to offset future taxable income. Utilization of the net operating loss carry forwards may be subject to substantial annual limitations due to the ownership change limitations provided by Section 381 of the Internal Revenue Code of 1986, as amended. The annual limitation may result in the expiration of net operating loss carry forwards before utilization.

NOTE 12 INCOME TAXES

The Company’s operating subsidiaries are governed by the Income Tax Law (defined hereunder), which concerns Foreign Investment Enterprises and Foreign Enterprises and various local income tax laws (“Income Tax Laws”). We routinely undergo examinations in the jurisdictions in which we operate.

The Company has operations in Singapore, Malaysia, Cambodia, BVI, and China that are subject to taxes in the jurisdictions in which they operate, as follows:

Singapore

WKL Eco Earth Holdings is incorporated in Singapore, and under the current tax laws of Singapore, its standard corporate income tax rate is 17%.

Malaysia

WKL Eco Earth, WKL Green Energy and EvoAir Manufacturing (including its 100% subsidiary Evo Air Marketing) are incorporated in Malaysia and are subject to common corporate income tax rate at 24%.

Cambodia

WKL EcoEarth Indochina is incorporated in Cambodia, and under the current tax laws of Cambodia, its standard corporate tax rate is 20%.

BVI

EvoAir International is incorporated in BVI, and a BVI Business Company is exempt from the BVI income tax.

China

WKL Guanzhe is incorporated in China. Under the current tax law in the PRC, WKL Guanzhe is subject to the enterprise income tax rate of 25%.

Due to the Company’s net loss position, there was no provision for income taxes recorded. As a result of the Company’s losses to date, there exists doubt as to the ultimate realization of the deferred tax assets. Accordingly, a valuation allowance equal to the total deferred tax assets has been recorded.

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended August 31,
	2024	2023
US Statutory rate	21%	21%
Effect of reconciling items for tax purposes	(21)%	(21)%

Effective income tax rate	-%	-%

The components of net deferred tax assets are as follows:

	August 31, 2024	August 31, 2023
Net operating loss carry-forward	$39,400,000	$13,520,000
Less: valuation allowance	(39,400,000)	(13,520,000)
Net deferred tax asset	-	-

The Company had net operating loss carry forwards for tax purposes of approximately $39,400,000 at August 31, 2024, and approximately $13,520,000 at August 31, 2023, which may be available to offset future taxable income. Utilization of the net operating loss carry forwards may be subject to substantial annual limitations due to the ownership change limitations provided by Section 381 of the Internal Revenue Code of 1986, as amended. The annual limitation may result in the expiration of net operating loss carry forwards before utilization.